UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
 Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (202) 842-5665

Date of fiscal year end:  April 30, 2013

Date of reporting period:  October 31, 2012

ITEM 1.  Reports to Stockholders.

Semi-annual report dated October 31, 2012

Washington Mutual
Investors FundSM

Semi-annual report for the six months ended October 31, 2012
Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This Fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	17.91%	–0.67%	6.83%

The total annual Fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated July 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 34.

Refer to the Fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the Fund.

Fellow investors:

For the six-month reporting period ended October 31, 2012, Washington Mutual Investors Fund returned 2.7% with dividends reinvested. The unmanaged Standard & Poor’s 500 Composite Index returned 2.2%. While the market declined early in the reporting period, it moved up throughout the late spring and summer before falling back in October. The Fund’s total return over the past year has been 13.9%, trailing the S&P 500, which returned 15.2%. Over the past three years, the Fund’s average annual return was 13.4%, compared with 13.2% for the S&P 500.

Results at a glance
Total returns for periods ended October 31, 2012, with all distributions reinvested
			Average annual
	Total Returns		total returns
	6 months	1 year	5 years	10 years	Lifetime*
Washington Mutual Investors Fund	2.70%	13.90%	0.30%	6.80%	11.70%
(Class A shares)
Standard & Poor’s 500 Composite Index†	2.2	15.2	0.4	6.9	10.5
Lipper Large-Cap Core Funds Index	1.8	13.4	–0.4	5.8	—
Lipper Growth & Income Funds Index	2.7	13.3	–0.5	6.6	—

* Since 7/31/52.
† The S&P 500 is unmanaged and, therefore, has no expenses.

The upward trend line of the U.S. stock market surprised some investors in view of the sluggish economic growth in the U.S., the ongoing fiscal and economic crisis in Europe, and concern about growth in China and elsewhere around the world. However, the U.S. stock market, particularly for many larger capitalization stocks, has not been overvalued by historical standards. Many companies have been paying strong dividends and with interest rates so low, stocks have been a logical place to invest.

The U.S. economy has continued to grow slowly for 13 consecutive quarters. The Federal Reserve Board announced in September that it will continue to try to stimulate economic growth and to lower unemployment rates by engaging in a third round of quantitative easing. Interestingly, this stimulus effort differs from previous efforts in that it has no prescribed dollar limit. The Fed indicated that it intends to purchase $40 billion worth of bonds, including mortgage-backed securities, every month for as long as is necessary to improve the job market, which remains stubbornly slow in its recovery; however, Chairman Bernanke has stated the Fed will review this approach at its December 2012 meeting. Combined with the current and anticipated pace of GDP growth, it will still take several years to get back to a "full employment rate." Interest rates and inflation remain very low. Mortgage rates are at historic lows.

Two of the sectors hardest hit by the recession, autos and housing, are now showing signs of a rebound. There is still a long way to go for home prices to recover their pre-recession levels. Nonetheless, home prices are rising in many locations, and new homes are being built, which also fuels other related sectors. Many young people have been forced to postpone forming households and buying homes for economic reasons, opting instead to rent or live with their parents. This trend may be reversing. In addition, many people have postponed buying new cars, causing the average age of light vehicles on the road to reach an all-time high. This year, new car sales may reach the highest level in five years. Since housing and consumer purchases of durable goods, such as cars and major household appliances, have been slow to recover from the recession, a turnaround in these sectors could give the economy a boost.

Many U.S. companies, in which the Fund is eligible to invest, are doing well. Corporate balance sheets and profits remain strong. Earnings growth rates have, however, been slowing down and the outlook for continued growth in earnings is uncertain. Europe’s fiscal crisis has pulled southern European nations into recession. Growth is slowing in northern Europe, and may be decelerating in Asia as well. Slowdowns in foreign countries can hurt American businesses that export goods, as well as companies that have operations abroad. Some companies, proceeding cautiously in light of the many policy and economic uncertainties, have held back on making new investments in equipment and other capital goods, although some of these kinds of purchases cannot be put off forever. An upturn in business spending would also be beneficial to the
U.S. economy.

There is, of course, potential danger in the much-publicized "fiscal cliff." The November election reflects a divided electorate and continued divided government. The president and Congress must, however, now find a way to achieve spending and tax reforms. How and when that will be achieved remains uncertain. So while the election resolved some uncertainties, many remain going into the end of 2012. A sensible resolution of the "fiscal cliff" could well give a boost to both business and consumer confidence and, in turn, promote greater spending by individuals and businesses, helping both the economy and stock markets.

As of October 31, 2012, the Fund’s largest industry sectors were industrials (19.4%), health care (12.1%) and energy (11.9%). During the reporting period, the Fund’s results were helped by its holdings in consumer discretionary companies and health care. Investments in information technology and materials lost ground.

The Fund changed several of its holdings during the six-month period ended October 31, 2012. Three new companies appeared in the portfolio: Mondelez International, Wal-Mart and Charles Schwab. Eight companies were eliminated: Aetna, Baker Hughes, CenturyLink, Ilinois Tool Works, Marathon Oil, McDonald’s, Paychex and Disney.

As always, we welcome your comments and questions.

Cordially,

James H. Lemon, Jr.	Jeffrey L. Steele
Vice Chairman of the Board	President of the Fund

December 5, 2012

For current information about the Fund, visit americanfunds.com.

Investment portfolio October 31, 2012                                                                  unaudited

	Percent of	Ten largest	Percent of
Industry sector diversification	net assets	holdings	net assets
Industrials	19.40%	Chevron	5.28%
Health care	12.1	Home Depot	4.77
Energy	11.89	Merck	4.36
Financials	10.19	Verizon	3.53
Consumer discretionary	9.66	Royal Dutch Shell	3.47
Consumer staples	7.7	Boeing	3.41
Information technology	6.57	Wells Fargo	3.09
Utilities	5.8	Union Pacific	2.74
Telecommunication services	5.5	Johnson & Johnson	2.26
Materials	4.13	American Express	2.19
Miscellaneous	3.1
Short-term securities & other assets
less liabilities	3.96

		Value	Percent of
Common stocks — 96.04%	Shares	(000)	net assets
Energy — 11.89%
Chevron Corp.	26,440,000	$2,913,953	5.28%
ConocoPhillips	6,210,000	359,248	0.65
Enbridge Inc.	6,900,000	274,413	0.5
EOG Resources, Inc.	500,000	58,245	0.1
Hess Corp.	2,140,000	111,836	0.2
Imperial Oil Ltd.	1,500,000	65,850	0.12
Pioneer Natural Resources Co.	4,050,000	427,883	0.78
Royal Dutch Shell PLC, Class A (ADR)	886,700	60,721
Royal Dutch Shell PLC, Class B (ADR)	26,240,000	1,853,331	3.47
Schlumberger Ltd.	2,600,000	180,778	0.33
Technip SA (ADR)	8,940,000	253,985	0.46
		6,560,243	11.89

Materials — 4.13%
Air Products and Chemicals, Inc.	2,400,000	186,072	0.34
Dow Chemical Co.	24,260,000	710,818	1.29
E.I. du Pont de Nemours and Co.	4,400,000	195,888	0.35
MeadWestvaco Corp.	6,435,000	191,055	0.35
Nucor Corp.	7,700,000	309,001	0.56
Potash Corp. of Saskatchewan Inc.	8,650,000	349,201	0.63
Praxair, Inc.	3,020,000	320,754	0.58
Sigma-Aldrich Corp.	200,000	14,028	0.03
		2,276,817	4.13

		Value	Percent of
	Shares	(000)	net assets
Industrials — 19.40%
Boeing Co.	26,700,000	$1,880,748	3.41%
Caterpillar Inc.	4,400,000	373,164	0.68
CSX Corp.	14,402,541	294,820	0.54
Cummins Inc.	1,020,000	95,452	0.17
Deere & Co.	1,700,000	145,248	0.26
Eaton Corp.	10,950,000	517,059	0.94
Emerson Electric Co.	4,520,000	218,904	0.4
General Dynamics Corp.	2,950,000	200,836	0.36
General Electric Co.	41,900,000	882,414	1.6
Honeywell International Inc.	1,360,000	83,286	0.15
Lockheed Martin Corp.	11,840,000	1,109,053	2.01
Norfolk Southern Corp.	8,147,450	499,846	0.91
Northrop Grumman Corp.	11,375,000	781,349	1.42
Parker-Hannifin Corp.	2,400,000	188,784	0.34
Precision Castparts Corp.	90,000	15,576	0.03
Raytheon Co.	1,500,000	84,840	0.15
Rockwell Automation	2,000,000	142,120	0.26
Rockwell Collins, Inc.	5,930,000	317,729	0.58
Siemens AG (ADR)	735,000	74,169	0.13
Union Pacific Corp.	12,267,900	1,509,320	2.74
United Technologies Corp.	8,420,000	658,107	1.19
W.W. Grainger, Inc.	525,000	105,740	0.19
Waste Management, Inc.	15,900,000	520,566	0.94
		10,699,130	19.4

Consumer discretionary — 9.66%
Amazon.com, Inc.1	3,205,102	746,212	1.35
DIRECTV1	1,075,000	54,943	0.1
Home Depot, Inc.	42,831,000	2,628,967	4.77
Johnson Controls, Inc.	13,195,000	339,771	0.62
Lowe’s Companies, Inc.	5,500,000	178,090	0.32
McGraw-Hill Companies, Inc.	13,632,400	753,599	1.37
VF Corp.	4,000,000	625,920	1.13
		5,327,502	9.66

Consumer staples — 7.70%
Avon Products, Inc.	19,273,000	298,539	0.54
Coca-Cola Co.	27,920,000	1,038,066	1.88
Colgate-Palmolive Co.	1,860,000	195,226	0.35
Costco Wholesale Corp.	950,000	93,508	0.17

		Value	Percent of
	Shares	(000)	net assets
Consumer staples (continued)
Mondelez International, Inc.	10,540,000	$279,732	0.51%
Nestlé SA (ADR)	7,130,000	451,614	0.82
PepsiCo, Inc.	8,800,000	609,312	1.1
Procter & Gamble Co.	9,730,800	673,760	1.22
Unilever NV (New York registered)	7,222,400	264,990	0.48
Wal-Mart Stores, Inc.	4,600,000	345,092	0.63
		4,249,839	7.7

Health care — 12.10%
Baxter International Inc.	13,645,000	854,586	1.55
Bristol-Myers Squibb Co.	22,680,000	754,110	1.37
Cardinal Health, Inc.	14,370,000	591,038	1.07
Eli Lilly and Co.	1,750,000	85,102	0.15
Gilead Sciences, Inc.1	3,750,000	251,850	0.46
Johnson & Johnson	17,620,000	1,247,848	2.26
Merck & Co., Inc.	52,725,000	2,405,842	4.36
Pfizer Inc	3,450,000	85,802	0.16
Quest Diagnostics Inc.	3,015,000	174,026	0.31
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	86,095	0.16
UnitedHealth Group Inc.	2,500,000	140,000	0.25
		6,676,299	12.1

Financials — 10.19%
Allstate Corp.	5,250,000	209,895	0.38
American Express Co.	21,550,000	1,206,153	2.19
Charles Schwab Corp.	5,260,000	71,431	0.13
Chubb Corp.	2,500,000	192,450	0.35
Citigroup Inc.	5,000,000	186,950	0.34
Goldman Sachs Group, Inc.	4,833,000	591,511	1.07
JPMorgan Chase & Co.	7,858,700	327,551	0.59
M&T Bank Corp.	1,250,000	130,125	0.24
Marsh & McLennan Companies, Inc.	7,955,000	270,709	0.49
Moody’s Corp.	2,450,000	117,992	0.21
PNC Financial Services Group, Inc.	2,592,000	150,828	0.27
Toronto-Dominion Bank	1,550,000	126,077	0.23
U.S. Bancorp	10,075,000	334,591	0.61
Wells Fargo & Co.	50,548,100	1,702,965	3.09
		5,619,228	10.19

		Value	Percent of
	Shares	(000)	net assets
Information technology — 6.57%
Apple Inc.	1,014,800	$603,907	1.10%
Automatic Data Processing, Inc.	2,040,000	117,892	0.21
Google Inc., Class A1	380,000	258,313	0.47
International Business Machines Corp.	80,000	15,562	0.03
Linear Technology Corp.	8,758,000	273,775	0.5
Microsoft Corp.	34,500,000	984,458	1.78
Oracle Corp.	26,525,000	823,601	1.49
Texas Instruments Inc.	19,452,500	546,421	0.99
		3,623,929	6.57

Telecommunication services — 5.50%
AT&T Inc.	31,490,000	1,089,239	1.97
Verizon Communications Inc.	43,595,000	1,946,081	3.53
		3,035,320	5.5

Utilities — 5.80%
Dominion Resources, Inc.	3,900,000	205,842	0.37
Duke Energy Corp.	4,068,700	267,273	0.49
Edison International	2,600,000	122,044	0.22
Exelon Corp.	9,125,000	326,492	0.59
FirstEnergy Corp.	17,415,000	796,214	1.44
National Grid PLC (ADR)	8,990,000	512,520	0.93
PG&E Corp.	18,815,000	800,014	1.45
PPL Corp.	2,500,000	73,950	0.14
Southern Co.	2,000,000	93,680	0.17
		3,198,029	5.8

Miscellaneous — 3.10%
Other common stocks in initial period of acquisition		1,712,201	3.1

Total common stocks (cost: $40,245,812,000)		52,978,537	96.04

Principal amount		Value	Percent of
Short-term securities - 4.07%	(000)	(000)	net assets
Coca-Cola Co. 0.15%–0.18% due 12/20–12/21/20122	$107,600	$107,580	0.20%
E.I. duPont de Nemours and Co. 0.14%–0.15%	55,000	54,999	0.1
due 11/1–11/9/20122
Emerson Electric Co. 0.12% due 11/26/20122	25,000	24,998	0.05
Fannie Mae 0.125%–0.155%	282,235	282,130	0.51
due 12/17/2012–3/27/2013
Federal Home Loan Bank 0.12%–0.165%	629,389	629,224	1.14
due 11/2/2012–4/17/2013
Freddie Mac 0.12%–0.155% due 11/1/2012–3/11/2013	280,900	280,808	0.51
Harvard University 0.15% due 12/12/2012	18,973	18,971	0.03
Honeywell International Inc. 0.14% due 12/19/20122	25,000	24,993	0.05
Jupiter Securitization Co., LLC 0.16%	47,000	46,997	0.09
due 11/5–11/20/20122
National Rural Utilities Cooperative Finance Corp. 0.13%	24,000	23,998	0.04
due 11/20/2012
Paccar Financial Corp. 0.12%-0.17%	55,800	55,794	0.1
due 11/6–11/29/2012
Private Export Funding Corp. 0.25% due 12/18/20122	38,500	38,490	0.07
Procter & Gamble Co. 0.14% due 11/1/20122	25,600	25,600	0.05
Regents of the University of California 0.17%	30,196	30,195	0.06
due 11/5/2012
Straight-A Funding LLC 0.14%–0.18%	95,024	95,012	0.17
due 11/13/2012–1/2/20132
U.S. Treasury Bills 0.105%–0.146%	424,800	424,666	0.77
due 12/6/2012–3/21/2013
United Technologies Corp. 0.13% due 11/28/20122	35,000	34,996	0.06
Variable Funding Capital Corp. 0.16%	30,000	29,999	0.05
due 11/1–11/15/20122
Wal-Mart Stores, Inc. 0.12% due 11/8/20122	13,200	13,200	0.02

Total short-term securities (cost: $2,242,639,000)		2,242,650	4.07

Total investment securities (cost: $42,488,451,000)		55,221,187	100.11
Other assets less liabilities		-59,285	-0.11

Net assets		$55,161,902	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $496,864,000, which represented .90% of the net assets of the Fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to financial statements

Financial statements

Statement of assets and liabilities at October 31, 2012	unaudited

	(dollars in thousands)
Assets:
Investment securities, at value (cost: $42,488,451)		$55,221,187
Cash		1,874
Receivables for:
Sales of investments	$65,320
Sales of Fund’s shares	63,020
Dividends	85,129	213,469
		55,436,530
Liabilities:
Payables for:
Purchases of investments	137,047
Repurchases of Fund’s shares	96,058
Management services	11,516
Services provided by related parties	26,008
Trustees’ and advisory board’s deferred compensation	3,822
Other	177	274,628
Net assets at October 31, 2012		$55,161,902

Net assets consist of:
Capital paid in on shares of beneficial interest		$43,099,546
Undistributed net investment income		343,761
Accumulated net realized loss		-1,014,141
Net unrealized appreciation		12,732,736
Net assets at October 31, 2012		$55,161,902

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,775,723 total shares outstanding)
			Net asset value
	Net assets	Shares outstanding	per share
Class A	$40,202,515	1,292,899	$31.09
Class B	393,215	12,723	30.90
Class C	1,686,500	54,775	30.79
Class F-1	2,707,099	87,301	31.01
Class F-2	960,498	30,894	31.09
Class 529-A	1,290,524	41,566	31.05
Class 529-B	63,697	2,060	30.93
Class 529-C	350,995	11,370	30.87
Class 529-E	68,163	2,205	30.92
Class 529-F-1	71,977	2,322	31.00
Class R-1	85,424	2,769	30.85
Class R-2	699,678	22,738	30.77
Class R-3	1,467,668	47,488	30.91
Class R-4	1,583,098	51,092	30.99
Class R-5	1,272,052	40,917	31.09
Class R-6	2,258,799	72,604	31.11

See Notes to financial statements

Statement of operations for the six months ended October 31, 2012	unaudited

Investment income:	(dollars in thousands)

Income:
Dividends (net of non-U.S. taxes of $2,631)	$791,963
Interest	1,415	$793,378

Fees and expenses*:
Investment advisory services	54,188
Business management services	12,545
Distribution services	73,908
Transfer agent services	31,473
Administrative services	5,578
Reports to shareholders	1,385
Registration statement and prospectus	302
Trustees’ and advisory board’s compensation	910
Auditing and legal	86
Custodian	301
State and local taxes	—†
Other	973	181,649
Net investment income		611,729

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		1,172,191
Net unrealized depreciation on investments		-341,265
Net realized gain and unrealized depreciation on investments		830,926
Net increase in net assets resulting from operations		$1,442,655

*Additional information related to class-specific fees and expenses is included in the Notes to financial statements.
 † Amount less than one thousand.

See Notes to financial statements

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	October 31, 2012*	30-Apr-12
Operations:
Net investment income	$611,729	$1,202,215
Net realized gain on investments	1,172,191	2,059,717
Net unrealized depreciation on investments	-341,265	-368,138
Net increase in net assets resulting	1,442,655	2,893,794
from operations

Dividends paid to shareholders from net investment income	-578,280	-1,234,580

Net capital share transactions	-802,309	-1,185,954

Total increase in net assets	62,066	473,260

Net assets:
Beginning of period	55,099,836	54,626,576
End of period (including undistributed net investment	$55,161,902	$55,099,836
income: $343,761 and $310,312, respectively)

*Unaudited.

See Notes to financial statements

Notes to financial statements                                                                    unaudited

1. Organization

Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes may be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Fund’s share classes are further described below:

	Initial	Contingent deferred sales
Share class	sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year	None
of purchase without an initial sales charge)
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years	Classes B and 529-B convert
		of purchase	to Classes A and 529-A,
respectively, after eight years
Class C	None	1% for redemptions within	Class C converts to Class F-1 after 10 years
one year of purchase
Class 529-C	None	1% for redemptions within	None
one year of purchase
Class 529-E	None	None	None
Classes F-1, F-2	None	None	None
and 529-F-1
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the Fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company ("CRMC"), the Fund’s investment adviser, values the Fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Fund’s investment adviser uses the following methods and inputs to establish the fair value of the Fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the Fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The Fund’s board of trustees has delegated authority to the Fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The Fund’s investment adviser classifies the Fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of October 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,560,243	$—	$—	$6,560,243
Materials	2,276,817	—	—	2,276,817
Industrials	10,699,130	—	—	10,699,130
Consumer discretionary	5,327,502	—	—	5,327,502
Consumer staples	4,249,839	—	—	4,249,839
Health care	6,676,299	—	—	6,676,299
Financials	5,619,228	—	—	5,619,228
Information technology	3,623,929	—	—	3,623,929
Telecommunication services	3,035,320	—	—	3,035,320
Utilities	3,198,029	—	—	3,198,029
Miscellaneous	1,712,201	—	—	1,712,201
Short-term securities	—	2,242,650	—	2,242,650
Total	$52,978,537	$2,242,650	$—	$55,221,187

4. Risk factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Fund.

Investing in income-oriented stocks — Income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the Fund actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year-end. As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$313,820
Capital loss carryforward expiring 2018*	-2,108,139
Post-October capital loss deferral†	-31,482
* The capital loss carryforward will be used to offset any capital gains realized by the Fund in the current  year or in subsequent years through the expiration date. The Fund will not make distributions from capital  gains while a capital loss carryforward remains.

†This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after April 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$13,138,288
Gross unrealized depreciation on investment securities	-448,727
Net unrealized appreciation on investment securities	12,689,561
Cost of investment securities	42,531,626

Tax-basis distributions paid to shareholders from ordinary income were as follows
(dollars in thousands):

	Six months ended	Year ended
Share class	31-Oct-12	30-Apr-12
Class A	$430,993	$942,606
Class B	2,986	10,458
Class C	11,824	29,323
Class F-1	27,909	52,121
Class F-2	10,740	19,105
Class 529-A	13,145	26,794
Class 529-B	430	1,382
Class 529-C	2,284	5,123
Class 529-E	615	1,282
Class 529-F-1	799	1,581
Class R-1	615	1,291
Class R-2	4,966	11,701
Class R-3	13,297	27,866
Class R-4	17,041	32,794
Class R-5	15,174	28,730
Class R-6	25,462	42,423
Total	$578,280	$1,234,580

6. Fees and transactions with related parties

Investment advisory services — CRMC, the Fund’s investment adviser, is the parent company of American Funds Distributors,¨ Inc. ("AFD"), the principal underwriter of the Fund’s shares, and American Funds Service Company¨ ("AFS"), the Fund’s transfer agent. The Fund has an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. For the six months ended October 31, 2012, the investment advisory services fee was $54,188,000, which was equivalent to an annualized rate of 0.197% of average daily net assets.

Business management services — The Fund has a business management agreement with Washington Management Corporation ("WMC"). Under this agreement, WMC provides services necessary to carry on the Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the Class A average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a series of decreasing annual rates beginning with 0.117% on the first $3 billion of daily net assets and decreasing to 0.0375% on such assets in excess of $44 billion. For the six months ended October 31, 2012, the business management services fee was $12,545,000, which was equivalent to an annualized rate of 0.046% of average daily net assets. During the six months ended October 31, 2012, WMC paid the Fund’s investment adviser $556,000 for performing various fund accounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated ("JLC"), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of WMC), earned $224,000 on its retail sales of shares, including payments under the distribution plans of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2012, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently	Plan limits
	approved limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The Fund has a shareholder services agreement with AFS under which the Fund compensates AFS for providing transfer agent services to each of the Fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the Fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of Fund shareholders.

Administrative services — The Fund has an administrative services agreement with CRMC under which the Fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to Fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended October 31, 2012, were as follows (dollars in thousands):

		Transfer
	Distribution	agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$47,526	$23,890	$2,011	Not applicable
Class B	2,218	266	Not applicable	Not applicable
Class C	8,624	1,005	432	Not applicable
Class F-1	3,275	1,332	657	Not applicable
Class F-2	Not applicable	488	229	Not applicable
Class 529-A	1,373	547	319	$632
Class 529-B	349	36	18	35
Class 529-C	1,736	165	86	173
Class 529-E	168	22	17	34
Class 529-F-1	—	30	17	35
Class R-1	431	47	22	Not applicable
Class R-2	2,605	1,198	176	Not applicable
Class R-3	3,629	1,268	365	Not applicable
Class R-4	1,974	839	397	Not applicable
Class R-5	Not applicable	336	315	Not applicable
Class R-6	Not applicable	4	517	Not applicable
Total class-specific expenses	$73,908	$31,473	$5,578	$909

Trustees’ and advisory board’s deferred compensation — Independent trustees and advisory board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees’ and advisory board’s compensation of $910,000, shown on the accompanying financial statements, includes $775,000 in current fees (either paid in cash or deferred) and a net increase of $135,000 in the value of the deferred amounts.

Affiliated officers and trustees — All officers and all interested trustees of the Fund are affiliated with WMC. Officers and interested trustees do not receive compensation directly from the Fund.

7. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

			Reinvestments				Net (decrease)
	Sales*		of dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2012
Class A	$1,283,718	42,182	$416,800	13,658	($2,690,427)	(88,287)	($989,909)	(32,447)
Class B	4,921	163	2,948	97	(131,297)	(4,354)	(123,428)	(4,094)
Class C	91,831	3,052	11,463	379	(235,831)	(7,829)	(132,537)	(4,398)
Class F-1	370,956	12,230	27,544	905	(308,920)	(10,201)	89,580	2,934
Class F-2	144,294	4,741	9,584	314	(89,441)	(2,938)	64,437	2,117
Class 529-A	73,294	2,417	13,142	431	(78,250)	(2,563)	8,186	285
Class 529-B	638	21	430	14	(17,207)	(569)	(16,139)	(534)
Class 529-C	20,398	677	2,284	75	(26,460)	(873)	(3,778)	(121)
Class 529-E	3,635	120	615	21	(4,227)	(139)	23	2
Class 529-F-1	7,310	241	799	26	(6,143)	(201)	1,966	66
Class R-1	10,074	335	614	20	(12,267)	(403)	(1,579)	(48)
Class R-2	75,645	2,509	4,961	164	(103,274)	(3,426)	(22,668)	(753)
Class R-3	176,650	5,861	13,291	439	(189,088)	(6,233)	853	67
Class R-4	258,344	8,543	17,032	560	(276,010)	(9,029)	(634)	74
Class R-5	173,829	5,730	15,105	495	(173,076)	(5,696)	15,858	529
Class R-6	421,267	13,797	25,456	832	(139,263)	(4,535)	307,460	10,094
Total net increase	$3,116,804	102,619	$562,068	18,430	($4,481,181)	(147,276)	($802,309)	(26,227)
(decrease)
* Includes exchanges between share classes of the Fund.
			Reinvestments				Net (decrease)
	Sales*		of dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended April 30, 2012
Class A	$3,370,203	118,779	$907,536	32,745	($6,272,448)	(221,087)	($1,994,709)	(69,563)
Class B	21,652	771	10,276	375	(406,991)	(14,502)	(375,063)	(13,356)
Class C	247,800	8,813	28,289	1,031	(464,866)	(16,511)	(188,777)	(6,667)
Class F-1	904,939	31,829	51,021	1,842	(542,466)	(19,166)	413,494	14,505
Class F-2	359,105	12,664	16,480	593	(162,851)	(5,726)	212,734	7,531
Class 529-A	186,014	6,544	26,784	967	(131,623)	(4,641)	81,175	2,870
Class 529-B	3,001	106	1,382	50	(42,977)	(1,531)	(38,594)	(1,375)
Class 529-C	48,164	1,702	5,122	186	(45,010)	(1,598)	8,276	290
Class 529-E	9,246	326	1,282	46	(7,475)	(265)	3,053	107
Class 529-F-1	15,744	553	1,580	57	(13,970)	(496)	3,354	114
Class R-1	24,192	851	1,285	47	(23,277)	(832)	2,200	66
Class R-2	175,426	6,220	11,688	426	(239,619)	(8,535)	(52,505)	(1,889)
Class R-3	402,249	14,159	27,856	1,009	(399,339)	(14,105)	30,766	1,063
Class R-4	481,674	16,936	32,790	1,184	(414,077)	(14,685)	100,387	3,435
Class R-5	446,818	15,876	28,656	1,032	(308,613)	(10,944)	166,861	5,964
Class R-6	628,278	21,784	42,251	1,519	(229,135)	(8,008)	441,394	15,295
Total net increase	$7,324,505	257,913	$1,194,278	43,109	($9,704,737)	(342,632)	($1,185,954)	(41,610)
(decrease)
* Includes exchanges between share classes of the Fund.

8. Investment transactions

The Fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,037,050,000 and $6,915,521,000, respectively, during the six months ended October 31, 2012.

Financial highlights

			Income (loss) from investment operations1			Dividends and distributions

				Net gains								Ratio of	Ratio of
				(losses) on								expenses to	expenses to
		Net asset		securities		Dividends	Distributions	Total			Net assets,	average	average net	Ratio of net
		value,	Net	(both	Total from	(from net	(from	dividends	Net asset		end of	net assets	assets after	income to
		beginning	investment	realized and	investment	investment	capital	and	value, end	Total	period	before reimburse-	reimbursements/	average net
		of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2,3	(in millions)	ments\waivers	waivers3	assets3
Class A:	Six months ended 10/31/20124,5	$30.61	$0.35	$0.46	$0.81	($0.33)	$ –	($0.33)	$31.09	2.67%	$40,203	.62%6	.62%6	2.27%6
	Year ended 4/30/2012	29.66	0.68	0.97	1.65	-0.7	–	-0.7	30.61	5.83	40,566	0.62	0.62	2.39
	Year ended 4/30/2011	25.84	0.7	3.8	4.5	-0.68	–	-0.68	29.66	17.77	41,375	0.63	0.63	2.67
	Year ended 4/30/2010	19.81	0.65	6.06	6.71	-0.68	–	-0.68	25.84	34.29	39,349	0.70	0.7	2.80
	Year ended 4/30/2009	31.92	0.64	-11.53	-10.89	-0.72	-0.5	-1.22	19.81	-34.5	34,012	0.67	0.65	2.60
	Year ended 4/30/2008	36.55	0.71	-2.68	-1.97	-0.72	-1.94	-2.66	31.92	-5.78	60,782	0.60	0.58	2.02
Class B:	Six months ended 10/31/20124,5	30.42	0.24	0.45	0.69	-0.21	–	-0.21	30.9	2.27	393	1.376	1.376	1.576
	Year ended 4/30/2012	29.45	0.47	0.97	1.44	-0.47	–	-0.47	30.42	5.06	511	1.38	1.38	1.68
	Year ended 4/30/2011	25.66	0.51	3.75	4.26	-0.47	–	-0.47	29.45	16.88	889	1.39	1.39	1.98
	Year ended 4/30/2010	19.67	0.48	6.01	6.49	-0.5	–	-0.5	25.66	33.31	1,249	1.46	1.46	2.07
	Year ended 4/30/2009	31.71	0.45	-11.46	-11.01	-0.53	-0.5	-1.03	19.67	-35.01	1,389	1.42	1.4	1.85
	Year ended 4/30/2008	36.33	0.44	-2.67	-2.23	-0.45	-1.94	-2.39	31.71	-6.51	2,726	1.36	1.33	1.27
Class C:	Six months ended 10/31/20124,5	30.31	0.23	0.46	0.69	-0.21	–	-0.21	30.79	2.28	1,686	1.426	1.426	1.486
	Year ended 4/30/2012	29.37	0.45	0.96	1.41	-0.47	–	-0.47	30.31	4.99	1,794	1.42	1.42	1.60
	Year ended 4/30/2011	25.6	0.48	3.76	4.24	-0.47	–	-0.47	29.37	16.82	1,934	1.44	1.44	1.86
	Year ended 4/30/2010	19.63	0.46	6	6.46	-0.49	–	-0.49	25.6	33.23	1,830	1.5	1.50	2.00
	Year ended 4/30/2009	31.65	0.44	-11.44	-11	-0.52	-0.5	-1.02	19.63	-35.04	1,613	1.47	1.44	1.80
	Year ended 4/30/2008	36.26	0.42	-2.66	-2.24	-0.43	-1.94	-2.37	31.65	-6.54	2,979	1.41	1.38	1.22
Class F-1:	Six months ended 10/31/20124,5	30.53	0.34	0.47	0.81	-0.33	–	-0.33	31.01	2.66	2,707	0.656	0.656	2.236
	Year ended 4/30/2012	29.59	0.66	0.97	1.63	-0.69	–	-0.69	30.53	5.78	2,575	0.66	0.66	2.34
	Year ended 4/30/2011	25.77	0.68	3.81	4.49	-0.67	–	-0.67	29.59	17.79	2,067	0.66	0.66	2.62
	Year ended 4/30/2010	19.76	0.64	6.04	6.68	-0.67	–	-0.67	25.77	34.26	1,770	0.71	0.71	2.78
	Year ended 4/30/2009	31.85	0.64	-11.51	-10.87	-0.72	-0.5	-1.22	19.76	-34.52	1,506	0.67	0.65	2.59
	Year ended 4/30/2008	36.48	0.7	-2.68	-1.98	-0.71	-1.94	-2.65	31.85	-5.82	2,947	0.63	0.61	1.99
Class F-2:	Six months ended 10/31/20124,5	30.6	0.38	0.47	0.85	-0.36	–	-0.36	31.09	2.81	960	0.416	0.416	2.466
	Year ended 4/30/2012	29.66	0.74	0.96	1.7	-0.76	–	-0.76	30.6	6.04	881	0.4	0.4	2.59
	Year ended 4/30/2011	25.84	0.74	3.81	4.55	-0.73	–	-0.73	29.66	18.05	630	0.41	0.41	2.83
	Year ended 4/30/2010	19.81	0.68	6.09	6.77	-0.74	–	-0.74	25.84	34.65	416	0.46	0.46	2.91
	Period from 8/5/2008 to 4/30/20094	29.64	0.46	-9.22	-8.76	-0.57	-0.5	-1.07	19.81	-29.77	147	0.446	0.436	3.106

			Income (loss) from investment operations1			Dividends and distributions

				Net gains								Ratio of	Ratio of
				(losses) on								expenses to	expenses to
		Net asset		securities		Dividends	Distributions	Total			Net assets,	average	average net	Ratio of net
		value,	Net	(both	Total from	(from net	(from	dividends	Net asset		end of	net assets	assets after	income to
		beginning	investment	realized and	investment	investment	capital	and	value, end	Total	period	before reimburse-	reimbursements/	average net
		of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2,3	(in millions)	ments\waivers	waivers3	assets3
Class 529-A:	Six months ended 10/31/20124,5	$30.56	$0.33	$0.48	$0.81	($0.32)	$ –	($0.32)	$31.05	2.66%	$1,291	.70%6	.70%6	2.18%6
	Year ended 4/30/2012	29.62	0.65	0.97	1.62	-0.68	–	-0.68	30.56	5.72	1,262	0.71	0.71	2.30
	Year ended 4/30/2011	25.8	0.67	3.81	4.48	-0.66	–	-0.66	29.62	17.73	1,138	0.70	0.70	2.58
	Year ended 4/30/2010	19.78	0.63	6.05	6.68	-0.66	–	-0.66	25.8	34.2	932	0.76	0.76	2.71
	Year ended 4/30/2009	31.89	0.62	-11.52	-10.9	-0.71	-0.5	-1.21	19.78	-34.57	709	0.73	0.71	2.55
	Year ended 4/30/2008	36.51	0.67	-2.66	-1.99	-0.69	-1.94	-2.63	31.89	-5.85	1,089	0.69	0.66	1.93
Class 529-B:	Six months ended 10/31/20124,5	30.44	0.22	0.46	0.68	-0.19	–	-0.19	30.93	2.21	64	1.506	1.506	1.446
	Year ended 4/30/2012	29.48	0.44	0.96	1.4	-0.44	–	-0.44	30.44	4.9	79	1.50	1.50	1.55
	Year ended 4/30/2011	25.68	0.48	3.77	4.25	-0.45	–	-0.45	29.48	16.79	117	1.50	1.50	1.85
	Year ended 4/30/2010	19.69	0.45	6.02	6.47	-0.48	–	-0.48	25.68	33.15	145	1.56	1.56	1.93
	Year ended 4/30/2009	31.74	0.42	-11.47	-11.05	-0.5	-0.5	-1	19.69	-35.08	126	1.53	1.51	1.74
	Year ended 4/30/2008	36.36	0.39	-2.66	-2.27	-0.41	-1.94	-2.35	31.74	-6.62	204	1.49	1.46	1.13
Class 529-C:	Six months ended 10/31/20124,5	30.39	0.21	0.47	0.68	-0.2	–	-0.2	30.87	2.25	351	1.496	1.496	1.406
	Year ended 4/30/2012	29.46	0.43	0.96	1.39	-0.46	–	-0.46	30.39	4.88	349	1.49	1.49	1.52
	Year ended 4/30/2011	25.67	0.47	3.78	4.25	-0.46	–	-0.46	29.46	16.79	330	1.49	1.49	1.80
	Year ended 4/30/2010	19.68	0.45	6.02	6.47	-0.48	–	-0.48	25.67	33.19	288	1.55	1.55	1.93
	Year ended 4/30/2009	31.73	0.43	-11.47	-11.04	-0.51	-0.5	-1.01	19.68	-35.08	226	1.52	1.50	1.75
	Year ended 4/30/2008	36.35	0.39	-2.66	-2.27	-0.41	-1.94	-2.35	31.73	-6.62	361	1.49	1.46	1.13
Class 529-E:	Six months ended 10/31/20124,5	30.44	0.29	0.47	0.76	-0.28	–	-0.28	30.92	2.51	68	0.976	0.976	1.926
	Year ended 4/30/2012	29.5	0.58	0.96	1.54	-0.6	–	-0.6	30.44	5.46	67	0.97	0.97	2.04
	Year ended 4/30/2011	25.7	0.6	3.79	4.39	-0.59	–	-0.59	29.5	17.4	62	0.98	0.98	2.30
	Year ended 4/30/2010	19.71	0.56	6.03	6.59	-0.6	–	-0.6	25.7	33.8	53	1.05	1.05	2.43
	Year ended 4/30/2009	31.77	0.55	-11.48	-10.93	-0.63	-0.5	-1.13	19.71	-34.74	41	1.02	1.00	2.26
	Year ended 4/30/2008	36.39	0.57	-2.66	-2.09	-0.59	-1.94	-2.53	31.77	-6.14	60	0.98	0.95	1.64
Class 529-F-1:	Six months ended 10/31/20124,5	30.51	0.37	0.47	0.84	-0.35	–	-0.35	31	2.78	72	0.496	0.496	2.396
	Year ended 4/30/2012	29.58	0.71	0.96	1.67	-0.74	–	-0.74	30.51	5.93	69	0.49	0.49	2.52
	Year ended 4/30/2011	25.77	0.73	3.79	4.52	-0.71	–	-0.71	29.58	17.96	63	0.48	0.48	2.79
	Year ended 4/30/2010	19.76	0.68	6.04	6.72	-0.71	–	-0.71	25.77	34.48	51	0.55	0.55	2.91
	Year ended 4/30/2009	31.85	0.67	-11.5	-10.83	-0.76	-0.50	-1.26	19.76	-34.41	35	0.52	0.50	2.77
	Year ended 4/30/2008	36.47	0.74	-2.66	-1.92	-0.76	-1.94	-2.7	31.85	-5.65	52	0.48	0.45	2.14

			Income (loss) from investment operations1			Dividends and distributions

				Net gains								Ratio of	Ratio of
				(losses) on								expenses to	expenses to
		Net asset		securities		Dividends	Distributions	Total			Net assets,	average	average net	Ratio of net
		value,	Net	(both	Total from	(from net	(from	dividends	Net asset		end of	net assets	assets after	income to
		beginning	investment	realized and	investment	investment	capital	and	value, end	Total	period	before reimburse-	reimbursements/	average net
		of period	income	unrealized)	operations	income)	gains)	distributions	of period	return2,3	(in millions)	ments\waivers	waivers3	assets3
Class R-1:	Six months ended 10/31/20124,5	$30.37	$0.23	$0.46	$0.69	($0.21)	$ –	($0.21)	$30.85	2.30%	$85	1.41%6	1.41%6	1.48%6
	Year ended 4/30/2012	29.44	0.45	0.96	1.41	-0.48	–	-0.48	30.37	4.97	86	1.40	1.40	1.60
	Year ended 4/30/2011	25.65	0.48	3.79	4.27	-0.48	–	-0.48	29.44	16.9	81	1.41	1.41	1.86
	Year ended 4/30/2010	19.68	0.46	6.01	6.47	-0.5	–	-0.5	25.65	33.21	67	1.47	1.47	1.98
	Year ended 4/30/2009	31.72	0.45	-11.46	-11.01	-0.53	-0.5	-1.03	19.68	-34.99	44	1.43	1.41	1.85
	Year ended 4/30/2008	36.33	0.42	-2.66	-2.24	-0.43	-1.94	-2.37	31.72	-6.55	67	1.42	1.40	1.20
Class R-2:	Six months ended 10/31/20124,5	30.3	0.23	0.46	0.69	-0.22	–	-0.22	30.77	2.27	700	1.396	1.396	1.516
	Year ended 4/30/2012	29.36	0.46	0.96	1.42	-0.48	–	-0.48	30.3	5.03	712	1.39	1.39	1.63
	Year ended 4/30/2011	25.59	0.49	3.76	4.25	-0.48	–	-0.48	29.36	16.85	745	1.41	1.41	1.89
	Year ended 4/30/2010	19.62	0.45	6.01	6.46	-0.49	–	-0.49	25.59	33.23	694	1.52	1.52	1.96
	Year ended 4/30/2009	31.64	0.43	-11.44	-11.01	-0.51	-0.5	-1.01	19.62	-35.07	548	1.5	1.48	1.77
	Year ended 4/30/2008	36.25	0.41	-2.66	-2.25	-0.42	-1.94	-2.36	31.64	-6.57	865	1.44	1.41	1.19
Class R-3:	Six months ended 10/31/20124,5	30.43	0.29	0.47	0.76	-0.28	–	-0.28	30.91	2.51	1,468	0.976	0.976	1.916
	Year ended 4/30/2012	29.49	0.58	0.97	1.55	-0.61	–	-0.61	30.43	5.47	1,443	0.96	0.96	2.05
	Year ended 4/30/2011	25.69	0.6	3.79	4.39	-0.59	–	-0.59	29.49	17.41	1,367	0.97	0.97	2.33
	Year ended 4/30/2010	19.7	0.57	6.02	6.59	-0.6	–	-0.6	25.69	33.85	1,280	1.03	1.03	2.45
	Year ended 4/30/2009	31.76	0.56	-11.48	-10.92	-0.64	-0.5	-1.14	19.7	-34.72	1,010	0.97	0.95	2.29
	Year ended 4/30/2008	36.38	0.58	-2.67	-2.09	-0.59	-1.94	-2.53	31.76	-6.13	1,827	0.95	0.93	1.67
Class R-4:	Six months ended 10/31/20124,5	30.5	0.34	0.48	0.82	-0.33	–	-0.33	30.99	2.66	1,583	0.666	0.666	2.226
	Year ended 4/30/2012	29.56	0.67	0.96	1.63	-0.69	–	-0.69	30.5	5.79	1,556	0.65	0.65	2.35
	Year ended 4/30/2011	25.76	0.68	3.79	4.47	-0.67	–	-0.67	29.56	17.73	1,407	0.66	0.66	2.61
	Year ended 4/30/2010	19.75	0.64	6.04	6.68	-0.67	–	-0.67	25.76	34.29	1,121	0.72	0.72	2.75
	Year ended 4/30/2009	31.83	0.63	-11.5	-10.87	-0.71	-0.5	-1.21	19.75	-34.52	782	0.69	0.67	2.59
	Year ended 4/30/2008	36.46	0.68	-2.68	-2	-0.69	-1.94	-2.63	31.83	-5.87	1,125	0.67	0.65	1.95
Class R-5:	Six months ended 10/31/20124,5	30.6	0.39	0.47	0.86	-0.37	–	-0.37	31.09	2.84	1,272	0.366	0.366	2.536
	Year ended 4/30/2012	29.66	0.75	0.97	1.72	-0.78	–	-0.78	30.6	6.09	1,236	0.35	0.35	2.65
	Year ended 4/30/2011	25.83	0.76	3.82	4.58	-0.75	–	-0.75	29.66	18.14	1,021	0.36	0.36	2.92
	Year ended 4/30/2010	19.8	0.72	6.05	6.77	-0.74	–	-0.74	25.83	34.62	868	0.42	0.42	3.08
	Year ended 4/30/2009	31.92	0.7	-11.53	-10.83	-0.79	-0.5	-1.29	19.8	-34.31	1,129	0.39	0.37	2.91
	Year ended 4/30/2008	36.55	0.78	-2.67	-1.89	-0.8	-1.94	-2.74	31.92	-5.57	1,319	0.37	0.35	2.24
Class R-6:	Six months ended 10/31/20124,5	30.62	0.39	0.48	0.87	-0.38	–	-0.38	31.11	2.86	2,259	0.306	0.306	2.556
	Year ended 4/30/2012	29.68	0.76	0.97	1.73	-0.79	–	-0.79	30.62	6.14	1,914	0.31	0.31	2.68
	Year ended 4/30/2011	25.85	0.77	3.82	4.59	-0.76	–	-0.76	29.68	18.18	1,401	0.31	0.31	2.91
	Year ended 4/30/2010	19.95	0.71	5.93	6.64	-0.74	–	-0.74	25.85	33.79	807	0.37	0.37	3.03

	Six months ended October 31, 20124,5	Year ended April 30

		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	22%	25%	22%	39%	18%

1Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively. In addition, during some of the periods shown, CRMC paid a portion of the Fund’s transfer agent fees for certain retirement plan share classes.
4 Based on operations for the periods shown and, accordingly, is not representative of a full year.
5 Unaudited.
6 Annualized.

See Notes to financial statements

Expense example                                                                                                           unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2012, through October 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses	Annualized
	Beginning	Ending	paid during	expense
	account value 5/1/2012	account value 10/31/2012	period*	ratio
Class A — actual return	$1,000.00	$1,026.69	$3.17	0.62%
Class A — assumed 5% return	1,000.00	1,022.08	3.16	0.62
Class B — actual return	1,000.00	1,022.73	6.98	1.37
Class B — assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class C — actual return	1,000.00	1,022.84	7.24	1.42
Class C — assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class F-1 — actual return	1,000.00	1,026.62	3.32	0.65
Class F-1 — assumed 5% return	1,000.00	1,021.93	3.31	0.65
Class F-2 — actual return	1,000.00	1,028.15	2.1	0.41
Class F-2 — assumed 5% return	1,000.00	1,023.14	2.09	0.41
Class 529-A — actual return	1,000.00	1,026.64	3.58	0.7
Class 529-A — assumed 5% return	1,000.00	1,021.68	3.57	0.7
Class 529-B — actual return	1,000.00	1,022.09	7.65	1.5
Class 529-B — assumed 5% return	1,000.00	1,017.64	7.63	1.5
Class 529-C — actual return	1,000.00	1,022.51	7.6	1.49
Class 529-C — assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-E — actual return	1,000.00	1,025.12	4.95	0.97
Class 529-E — assumed 5% return	1,000.00	1,020.32	4.94	0.97
Class 529-F-1 — actual return	1,000.00	1,027.77	2.5	0.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.74	2.5	0.49
Class R-1 — actual return	1,000.00	1,023.02	7.19	1.41
Class R-1 — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2 — actual return	1,000.00	1,022.73	7.09	1.39
Class R-2 — assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-3 — actual return	1,000.00	1,025.10	4.95	0.97
Class R-3 — assumed 5% return	1,000.00	1,020.32	4.94	0.97
Class R-4 — actual return	1,000.00	1,026.65	3.37	0.66
Class R-4 — assumed 5% return	1,000.00	1,021.88	3.36	0.66
Class R-5 — actual return	1,000.00	1,028.40	1.84	0.36
Class R-5 — assumed 5% return	1,000.00	1,023.39	1.84	0.36
Class R-6 — actual return	1,000.00	1,028.62	1.53	0.3
Class R-6 — assumed 5% return	1,000.00	1,023.69	1.53	0.3
* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement
The Fund’s board (the "board") has approved the Fund’s Investment Advisory Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through August 31, 2013. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the Fund’s Governance Committee (the "committee"), which is composed of all of the Fund’s independent board members. The board and the committee determined that the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the Fund and CRMC. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Fund under the agreement and other agreements, as well as the benefits to shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of the Fund in light of its objective of providing income and an opportunity for growth of principal consistent with sound common stock investing. They compared the Fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the Fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. The board and the committee also considered analytical data developed in a special report by Lipper Inc. regarding investment results of the Fund. This shareholder report contains certain information about the Fund’s recent investment results in the letter to shareholders. The board and the committee concluded that long-term results have been satisfactory and that CRMC’s record in managing the Fund indicated that its continued management should benefit the Fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the Fund to those of other relevant funds. They observed that the Fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the Fund’s advisory fee structure that reduce the level of fees charged by CRMC to the Fund as Fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee paid by the Fund and the advisory fee paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the Fund and the other clients. The board and the committee concluded that the Fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and committee further considered the breakpoint discounts in the Fund’s advisory fee structure. The board and the committee concluded that the Fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Fund’s shareholders.

Other share class results                                                                          unaudited

Classes B, C, F and 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years/
September 30, 2012 (the most recent calendar quarter-end):	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales	19.19%	–0.58%	6.82%
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase
Not reflecting CDSC	24.19	–0.24	6.82
Class C shares
Reflecting CDSC, maximum of 1%, payable only if	23.12	–0.28	6.6
shares are sold within one year of purchase
Not reflecting CDSC	24.12	–0.28	6.6
Class F-1 shares3
Not reflecting annual asset-based fee charged by	25.08	0.5	7.43
sponsoring firm
Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged by	25.37	—	5.01
sponsoring firm
Class 529-A shares4
Reflecting 5.75% maximum sales charge	17.84	–0.74	6.76
Not reflecting maximum sales charge	25.01	0.45	7.4
Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable	19.06	–0.69	6.68
only if shares are sold within six years of purchase
Not reflecting CDSC	24.06	–0.35	6.68
Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only if	23.02	–0.35	6.52
shares are sold within one year of purchase
Not reflecting CDSC	24.02	–0.35	6.52
Class 529-E shares3,4	24.72	0.17	7.06
Class 529-F-1 shares3,4
Not reflecting annual asset-based fee charged by	25.29	0.67	7.53
sponsoring firm

1 Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2 These shares are not available for purchase.
3 These shares are sold without any initial or contingent deferred sales charge.
4 Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the Fund prospectus.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the Fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Procedures and Principles" — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Offices of the Fund and of the	Custodian of assets
business manager	JPMorgan Chase Bank, NA
Washington Management Corporation	270 Park Avenue
1101 Vermont Avenue, NW	New York, NY 10017-2070
Washington, DC 20005-3521
202/842-5665	Counsel
Dechert LLP
Investment adviser	1775 I Street, NW
Capital Research and Management Company	Washington, DC 20006-2401
333 South Hope Street
Los Angeles, CA 90071-1406	Independent registered public
accounting firm
6455 Irvine Center Drive	PricewaterhouseCoopers LLP
Irvine, CA 92618	350 South Grand Avenue
Los Angeles, CA 90071-2889
Transfer agent
American Funds Service Company	Principal underwriter
(Write to the address near you.)	American Funds Distributors, Inc.
333 South Hope Street
P.O. Box 6007	Los Angeles, CA 90071-1406
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including
21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system
Our system combines individual account-ability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period   ended 12/31/11 versus comparable Lipper categories,   excluding funds of funds.

American Funds span a range of
investment objectives

■ Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

■ Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

■ Equity-income funds
Capital Income Builder®
The Income Fund of America®

■ Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

■ Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

■ Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

■ Money market fund
American Funds Money Market Fund®

■ American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

■ American Funds Target Date Retirement Series®

■ American Funds College Target Date SeriesSM

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust

Lit. No. MFGESRX-001-1212P (S33484)

Printed on paper containing 10% post-consumer waste    Printed with inks containing soy and/or vegetable oil

ITEM 2.  Code of Ethics.

Not applicable to this filing.

ITEM 3.  Audit Committee Financial Expert.

Not applicable to this filing.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  Investments.

The full schedule of investments for the Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: December 20, 2012

 By    /s/ Michael W. Stockton
          Michael W. Stockton, Principal Financial Officer,
          Senior Vice President and Treasurer

Date: December 20, 2012